Long-Term Debt (Detail) In Millions, unless otherwise specified	Sep. 30, 2014 USD ($)	Sep. 30, 2014 INR	Mar. 31, 2014 INR
Debt Instrument [Line Items]
Subordinated debt	$ 2,790.3	172,774.0	174,730.5
Others	3,770.1	233,447.4	220,478.1
Total	$ 6,560.4	406,221.4	395,208.6